Nuveen Credit Strategies Income Fund
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 161.2%  (99.6% of Total Investments)
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 126 .2% ( 78 .0 % of Total
Investments) (b) X 980,799,495
Automobiles & Components - 0.7% (0.4% of Total Investments)
$ 3,937 Clarios Global LP, Term Loan 9.074% TSFR1M 3.750% 4/20/30 $ 3,936,103
457 DexKo Global Inc., Term Loan B 9.402% SOFR90A 3.750% 10/04/28 438,486
1,000 Phinia Inc, Term Loan B 9.490% SOFR90A 4.000% 7/03/28 1,002,500
Total Automobiles & Components 5,377,089
Capital Goods - 9.0% (5.6% of Total Investments)
1,262 ACProducts Holdings Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,006,964
410 Aegion Corporation, Term Loan 10.395% TSFR3M 4.750% 5/17/28 407,956
4,827 Ali Group North America
Corporation, Term Loan B
7.439% TSFR1M 2.000% 10/13/28 4,827,801
1,852 Alliance Laundry Systems LLC,
Term Loan B
8.932% SOFR30A 3.500% 10/08/27 1,851,152
4,871 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.839% SOFR30A 2.500% 6/22/28 4,877,951
2,142 Centuri Group, Inc, Term Loan B 8.912% Prime +
TSFR1M
2.000% 8/27/28 2,141,802
5,173 Chamberlain Group Inc, Term
Loan B
8.674% SOFR30A 3.250% 10/22/28 5,032,755
1,398 Chart Industries, Inc., Term Loan 8.665% TSFR1M 3.250% 3/17/30 1,397,396
992 Conair Holdings, LLC, Term
Loan B
9.189% TSFR1M 3.750% 5/17/28 922,411
12,521 Core & Main LP, Term Loan B 7.991% SOFR30A +
SOFR180A
2.500% 6/10/28 12,521,034
555 Cornerstone Building Brands,
Inc., Term Loan B
8.685% TSFR1M 3.250% 4/12/28 529,260
1,753 Emrld Borrower LP, Term Loan B 8.380% TSFR3M 3.000% 5/04/30 1,751,563
791 Gardner Denver, Inc., Term Loan
B2
7.174% TSFR1M 1.750% 2/28/27 793,852
976 Grinding Media Inc., Term Loan
B
9.684% SOFR90A 4.000% 10/12/28 951,448
1,466 Madison IAQ LLC, Term Loan 8.703% TSFR1M 3.250% 6/21/28 1,416,463
1,424 Osmose Utilities Services, Inc.,
Term Loan
8.689% TSFR1M 3.250% 6/22/28 1,398,088
8,656 Quikrete Holdings, Inc., Term
Loan, First Lien
8.064% TSFR1M 2.625% 1/31/27 8,651,955
1,463 Resideo Funding Inc., Term
Loan
7.703% SOFR30A +
TSFR1M
2.250% 2/12/28 1,465,791
981 Standard Industries Inc., Term
Loan B
7.953% TSFR1M 2.500% 9/22/28 983,169
1,945 TransDigm, Inc., Term Loan H 8.640% SOFR90A 3.250% 2/22/27 1,946,420
10,159 TransDigm, Inc., Term Loan I 8.640% SOFR90A 3.250% 8/24/28 10,159,353
734 Victory Buyer LLC, Term Loan 9.189% SOFR30A 3.750% 11/18/28 691,255
4,495 Windsor Holdings III, LLC, Term
Loan B
9.815% TSFR1M 4.500% 8/01/30 4,487,381
Total Capital Goods 70,213,220
Commercial & Professional Services - 5.6% (3.4% of Total Investments)
1,132 Allied Universal Holdco LLC,
Term Loan B
9.174% TSFR1M 3.750% 5/14/28 1,077,301
2,494 Amentum Government Services
Holdings LLC, Term Loan
9.335% SOFR30A 4.000% 2/07/29 2,445,912
1,137 Anticimex International AB,
Term Loan B1
8.450% SOFR90A 3.150% 11/16/28 1,124,529

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Commercial & Professional Services (continued)
$ 897 CHG Healthcare Services Inc.,
Term Loan
8.575% TSFR1M 3.250% 9/30/28 $ 888,464
2,199 Covanta Holding Corporation,
Term Loan B
7.825% TSFR1M 2.500% 11/30/28 2,170,572
167 Covanta Holding Corporation,
Term Loan C
7.825% TSFR1M 2.500% 11/30/28 165,066
3,386 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.824% TSFR1M 3.500% 11/16/28 3,378,710
1,164 Dun & Bradstreet Corporation
(The), Term Loan B
8.176% SOFR30A 2.750% 2/08/26 1,164,136
8,712 Garda World Security
Corporation, Term Loan B
9.746% SOFR90A 4.250% 10/30/26 8,698,398
2,045 GFL Environmental Inc., First
Lien Term Loan
7.912% TSFR3M 2.500% 5/31/27 2,047,415
2,811 LABL, Inc., Term Loan, First Lien 10.424% TSFR1M 5.000% 10/29/28 2,655,236
135 (d) National Intergovernmental
Purchasing Alliance Co
0.500% CME Term
SOFR 1 Month
4.250% 7/25/30 135,249
1,440 National Intergovernmental
Purchasing Alliance Co
9.628% CME Term
SOFR 1 Month
4.250% 7/25/30 1,439,751
1,042 Physician Partners LLC, Term
Loan
9.533% SOFR90A 4.000% 2/01/29 987,992
4,945 Trans Union, LLC, Term Loan B5 7.174% TSFR1M 1.750% 11/13/26 4,941,728
35 Travelport Finance
(Luxembourg) S.a.r.l., Term Loan
, (cash 3.500%, PIK 6.500%)
6.350% 1-Month LIBOR 3.631% 2/28/25 33,666
1,466 Verscend Holding Corp., Term
Loan B
9.325% TSFR1M 4.000% 8/27/25 1,467,195
3,422 Vertical US Newco Inc, Term
Loan B
9.381% 6-Month LIBOR 3.500% 7/31/27 3,403,432
595 VT Topco, Inc., Term Loan B 9.661% TSFR3M 4.250% 8/10/30 594,815
5,227 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.189% TSFR1M 2.750% 3/25/28 4,674,629
Total Commercial & Professional Services 43,494,196
Consumer Discretionary Distribution & Retail - 4.5% (2.8% of Total Investments)
842 Academy, Ltd., Term Loan 9.179% TSFR1M 3.750% 11/06/27 843,767
2,114 Avis Budget Car Rental, LLC,
Term Loan B
7.189% TSFR1M 1.750% 8/06/27 2,104,616
2,521 Avis Budget Car Rental, LLC,
Term Loan C
8.924% SOFR30A 3.500% 3/15/29 2,526,575
1,594 Belk, Inc., Term Loan , (cash
15.299%, PIK 8.000%)
10.000% N/A N/A 7/31/25 305,491
328 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 283,012
1,456 Belron Finance US LLC, Term
Loan
8.245% TSFR3M 2.750% 4/06/29 1,460,450
753 Driven Holdings, LLC, Term
Loan B
8.439% CME Term
SOFR 1 Month
3.000% 12/17/28 735,395
1,143 EOS Finco Sarl, Term Loan 11.164% TSFR2M 5.750% 8/03/29 1,077,425
3,727 Jo-Ann Stores, Inc., Term Loan
B1
10.391% SOFR90A 4.750% 6/30/28 1,170,164
3,800 LBM Acquisition LLC, Term
Loan B
9.174% TSFR1M 3.750% 12/18/27 3,624,373
1,064 Les Schwab Tire Centers, Term
Loan B
8.692% SOFR30A 3.250% 11/02/27 1,061,601
15,992 PetSmart, Inc., Term Loan B 9.174% TSFR1M 3.750% 2/12/28 15,823,665
3,531 Restoration Hardware, Inc., Term
Loan B
7.939% SOFR30A 2.500% 10/15/28 3,309,401
752 SRS Distribution Inc., Term Loan 8.825% TSFR1M 3.500% 6/04/28 734,231
Total Consumer Discretionary Distribution & Retail 35,060,166

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Durables & Apparel - 3.2% (2.0% of Total Investments)
$ 7,025 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.082% SOFR30A 3.750% 7/30/28 $ 6,902,380
2,988 Birkenstock GmbH & Co. KG,
Term Loan B
8.377% SOFR90A 2.750% 4/28/28 2,985,513
7,319 Hayward Industries, Inc., Term
Loan
8.189% TSFR1M 2.750% 5/28/28 7,208,128
633 New Trojan Parent, Inc., Term
Loan, First Lien
8.696% TSFR1M 3.250% 1/06/28 315,241
6 Serta Simmons Bedding, LLC,
Term Loan
12.900% SOFR90A 7.500% 6/29/28 6,196
1,161 SRAM, LLC , Term Loan B 8.189% TSFR1M 2.750% 5/18/28 1,158,460
4,502 Topgolf Callaway Brands Corp.,
Term Loan B
8.924% TSFR1M 3.500% 3/09/30 4,487,382
2,241 Weber-Stephen Products LLC,
Term Loan B
8.689% TSFR1M 3.250% 10/30/27 1,975,762
Total Consumer Durables & Apparel 25,039,062
Consumer Services - 15.9% (9.8% of Total Investments)
7,902 1011778 B.C. Unlimited Liability
Company, Term Loan B5
7.574% TSFR1M 2.250% 9/13/30 7,836,914
3,325 Alterra Mountain Company,
Term Loan
8.939% TSFR1M 3.500% 8/17/28 3,330,723
998 Alterra Mountain Company,
Term Loan B
9.174% TSFR1M 3.750% 5/31/30 999,375
1,843 Aramark Services, Inc., Term
Loan B6
7.939% TSFR1M 2.500% 6/22/30 1,843,366
7,766 Caesars Entertainment Corp,
Term Loan B
8.674% TSFR1M 3.250% 1/25/30 7,747,647
2,198 Carnival Corporation, Term
Loan B
8.689% TSFR1M 3.250% 10/18/28 2,161,073
3,038 Carnival Corporation, Term
Loan B
8.336% TSFR1M 3.000% 8/08/27 2,989,011
3,306 Churchill Downs Incorporated,
Term Loan B1
7.424% TSFR1M 2.000% 3/17/28 3,306,199
6,254 ClubCorp Holdings, Inc., Term
Loan B
8.189% 1-Month LIBOR 2.750% 9/18/24 6,085,483
10,600 Equinox Holdings, Inc., Term
Loan, First Lien
8.691% SOFR180A +
3-Month LIBOR
3.000% 3/08/24 10,268,754
12,861 Fertitta Entertainment, LLC,
Term Loan B
9.324% SOFR30A 4.000% 1/27/29 12,597,368
4,988 Formula One Holdings Limited,
Term Loan B
7.574% TSFR1M 2.250% 1/15/30 4,992,664
3,122 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.900% SOFR90A 3.500% 10/31/29 3,126,603
2,940 Hilton Grand Vacations
Borrower LLC
8.146% CME Term
SOFR 1 Month
3.000% 8/02/28 2,943,219
3,231 Hilton Worldwide Finance, LLC,
Term Loan B2
7.174% SOFR30A 1.750% 6/21/26 3,233,044
10,235 IRB Holding Corp, Term Loan B 8.424% SOFR30A 3.000% 12/15/27 10,139,477
5,633 Life Time Fitness Inc , Term
Loan B
10.130% TSFR3M 4.750% 1/15/26 5,645,427
2,302 Marriott Ownership Resorts,
Inc., Term Loan B
7.174% TSFR1M 1.750% 8/31/25 2,299,541
278 Motion Finco Sarl, Term Loan B2 8.902% SOFR90A 3.250% 11/04/26 277,098
394 NASCAR Holdings, Inc, Term
Loan B
7.939% TSFR1M 2.500% 10/18/26 395,454
581 PCI Gaming Authority, Term
Loan
7.939% TSFR1M 2.500% 5/31/26 581,256
1,833 Penn National Gaming, Inc.,
Term Loan B
8.170% SOFR30A 2.750% 4/20/29 1,832,799

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Consumer Services (continued)
$ 1,516 Scientific Games Holdings LP,
Term Loan B
8.914% SOFR90A 3.500% 2/04/29 $ 1,492,773
4,691 Scientific Games International,
Inc., Term Loan
8.435% SOFR30A 3.000% 4/07/29 4,692,103
3,920 SeaWorld Parks &
Entertainment, Inc., Term Loan B
8.439% TSFR1M 3.000% 8/25/28 3,918,354
3,763 Spin Holdco Inc., Term Loan 9.664% SOFR90A 4.000% 3/04/28 3,236,612
9,323 Stars Group Holdings B.V. (The),
Term Loan
7.902% SOFR90A 2.250% 7/10/25 9,330,149
3,034 Stars Group Holdings B.V. (The),
Term Loan B
8.902% SOFR90A 3.250% 7/04/28 3,040,722
982 Station Casinos LLC, Term Loan
B
7.674% TSFR1M 2.250% 2/08/27 976,787
2,211 Twin River Worldwide Holdings,
Inc., Term Loan B
8.927% SOFR90A 3.250% 10/01/28 2,059,440
374 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.075% TSFR1M 2.750% 5/16/25 373,899
Total Consumer Services 123,753,334
Consumer Staples Distribution & Retail - 0.4% (0.3% of Total Investments)
1,493 Cardenas Markets, Inc., Term
Loan
12.240% SOFR90A 6.750% 8/01/29 1,496,663
1,960 US Foods, Inc., Term Loan B 7.939% TSFR1M 2.500% 11/22/28 1,967,553
Total Consumer Staples Distribution & Retail 3,464,216
Diversified Financials - 0.0% (0.0% of Total Investments)
3,111 (e) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 91,779
Total Diversified Financials 91,779
Energy - 3.4% (2.1% of Total Investments)
6,235 Buckeye Partners, L.P., Term
Loan B
7.666% SOFR30A 2.250% 11/01/26 6,236,038
295 EG America LLC, Term Loan 9.300% 1-Month LIBOR 4.000% 2/05/25 294,520
3,565 EG Group Limited, Term Loan B 9.325% TSFR1M 4.000% 2/05/25 3,563,178
3,426 Freeport LNG Investments LLLP 8.677% CME Term
SOFR 3 Month
3.000% 11/16/26 3,389,830
4,485 Gulf Finance, LLC, Term Loan 12.201% SOFR30A +
SOFR180A
6.750% 8/25/26 4,506,059
2,388 Oryx Midstream Services
Permian Basin LLC, Term Loan
8.692% SOFR30A 3.250% 10/05/28 2,386,972
1,608 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
13.439% TSFR1M 8.000% 8/27/26 1,607,044
2,947 TransMontaigne Operating
Company L.P., Term Loan B
8.940% TSFR1M 3.500% 11/05/28 2,917,097
1,167 Whitewater Whistler Holdings,
LLC, Term Loan B
8.146% TSFR3M 2.750% 2/15/30 1,168,166
Total Energy 26,068,904
Financial Services - 1.4% (0.9% of Total Investments)
2,108 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.939% SOFR30A 1.500% 2/12/27 2,107,961
3,126 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.174% TSFR1M 1.750% 4/30/28 3,123,235
1,365 GTCR W MERGER SUB, Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,357,035
1,959 Motion Finco Sarl, Term Loan B1 8.903% SOFR90A 3.250% 11/04/26 1,953,543

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Financial Services (continued)
$ 2,593 Trans Union, LLC, Term Loan B6 7.575% TSFR1M 2.250% 12/01/28 $ 2,591,640
Total Financial Services 11,133,414
Food, Beverage & Tobacco - 2.3% (1.4% of Total Investments)
2,527 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.189% TSFR1M 3.750% 10/01/25 2,392,943
370 Arterra Wines Canada, Inc.,
Term Loan
9.152% SOFR90A 3.500% 11/25/27 350,251
1,724 CHG PPC Parent LLC, Term Loan 8.439% TSFR1M 3.000% 12/08/28 1,706,399
3,250 City Brewing Company, LLC,
Term Loan , (DD1)
9.164% TSFR1M 3.500% 4/05/28 2,390,385
1,935 Froneri International Ltd., Term
Loan
7.674% TSFR1M 2.250% 1/31/27 1,927,744
4,838 Sunshine Investments B.V., Term
Loan
9.615% SOFR90A 4.250% 5/05/29 4,816,253
1,604 Sycamore Buyer LLC, Term
Loan B
7.691% SOFR30A 2.250% 7/22/29 1,574,932
2,819 Triton Water Holdings, Inc, Term
Loan
8.902% SOFR90A 3.250% 3/31/28 2,677,350
Total Food, Beverage & Tobacco 17,836,257
Health Care Equipment & Services - 15.7% (9.7% of Total Investments)
4,900 AHP Health Partners, Inc., Term
Loan B
8.939% TSFR1M 3.500% 8/23/28 4,903,062
103 Athenahealth, Inc., Term Loan B 8.577% SOFR30A 3.250% 1/27/29 100,308
14,721 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 14,116,113
2,113 Carestream Health, Inc., Term
Loan
12.990% SOFR90A 7.500% 9/30/27 1,572,821
4,619 CNT Holdings I Corp, Term Loan 8.926% SOFR90A 3.500% 11/08/27 4,602,512
1,452 DaVita, Inc. , Term Loan B 7.189% TSFR1M 1.750% 8/12/26 1,436,698
266 Element Materials Technology
Group US Holdings Inc
9.740% CME Term
SOFR 1 Month
4.250% 4/12/29 258,637
577 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.740% CME Term
SOFR 1 Month
4.250% 4/12/29 560,380
1,221 Embecta Corp, Term Loan B 8.337% SOFR90A 3.000% 1/27/29 1,184,116
1,702 Gainwell Acquisition Corp.,
Term Loan B
9.490% SOFR90A 4.000% 10/01/27 1,630,850
2,846 Global Medical Response, Inc.,
Term Loan
9.895% TSFR3M 4.250% 3/14/25 1,861,751
12,060 Global Medical Response, Inc.,
Term Loan B
9.934% SOFR90A 4.250% 10/02/25 7,889,004
650 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 651,574
1,315 ICU Medical, Inc., Term Loan B 8.040% SOFR90A 2.500% 12/14/28 1,311,214
21,571 Medline Borrower, LP, Term
Loan B
8.689% TSFR1M 3.250% 10/21/28 21,456,638
6,100 National Mentor Holdings, Inc.,
Term Loan
9.207% SOFR90A +
TSFR1M
3.750% 3/02/28 5,339,103
197 National Mentor Holdings, Inc.,
Term Loan C
9.240% SOFR90A 3.750% 3/02/28 171,989
3,309 Onex TSG Intermediate Corp.,
Term Loan B
10.395% TSFR3M 4.750% 2/26/28 3,064,827
15,005 Parexel International
Corporation, Term Loan, First
Lien
8.575% TSFR1M 3.250% 11/15/28 14,846,057
5,987 Phoenix Guarantor Inc, Term
Loan B
8.689% TSFR1M 3.250% 3/05/26 5,933,653
4,014 Phoenix Guarantor Inc, Term
Loan B3
8.939% TSFR1M 3.500% 3/05/26 3,990,674

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Equipment & Services (continued)
$ 9,684 Select Medical Corporation,
Term Loan B1
8.324% TSFR1M 3.000% 3/06/27 $ 9,670,849
1,110 Star Parent, Inc., Term Loan B 9.386% 3-Month LIBOR 4.000% 9/28/30 1,061,166
11,592 Surgery Center Holdings, Inc.,
Term Loan
9.203% TSFR1M 3.750% 8/31/26 11,595,632
837 Team Health Holdings, Inc.,
Term Loan B
10.595% SOFR30A +
SOFR90A
5.250% 3/02/27 604,617
2,056 Team Health Holdings, Inc.,
Term Loan, First Lien
8.191% 1-Month LIBOR 2.750% 2/06/24 2,013,428
Total Health Care Equipment & Services 121,827,673
Household & Personal Products - 0.4% (0.3% of Total Investments)
2,249 Kronos Acquisition Holdings
Inc., Term Loan B
9.532% TSFR3M +
SOFR90A
4.000% 12/22/26 2,208,187
1,091 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.567% SOFR90A 6.000% 12/22/26 1,093,031
Total Household & Personal Products 3,301,218
Insurance - 7.5% (4.6% of Total Investments)
13,408 Acrisure, LLC, Term Loan B 8.939% 1-Month LIBOR 3.500% 2/15/27 13,089,803
7,261 Alliant Holdings Intermediate,
LLC, Term Loan B4
8.939% 1-Month LIBOR 3.500% 11/06/27 7,244,700
2,956 Alliant Holdings Intermediate,
LLC, Term Loan B5
8.835% TSFR1M 3.500% 2/08/27 2,949,191
1,583 AmWINS Group, Inc., Term
Loan B
8.189% SOFR30A 2.750% 2/19/28 1,582,181
454 Asurion LLC, Term Loan B11 9.674% TSFR1M 4.250% 8/19/28 434,430
2,213 Asurion LLC, Term Loan B8 8.689% TSFR1M 3.250% 12/23/26 2,142,541
5,181 Asurion LLC, Term Loan B9 8.689% TSFR1M 3.250% 7/31/27 4,960,654
1,118 Broadstreet Partners, Inc., Term
Loan B
8.325% TSFR1M 3.000% 1/27/27 1,108,657
1,960 Broadstreet Partners, Inc., Term
Loan B2
8.689% TSFR1M 3.250% 1/27/27 1,943,614
4,464 Broadstreet Partners, Inc., Term
Loan B3
9.324% TSFR1M 4.000% 1/26/29 4,457,318
774 Hub International Limited, Term
Loan B
9.383% SOFR90A 4.000% 11/10/29 774,038
10,417 HUB International Limited, Term
Loan B
9.662% CME Term
SOFR 1 Month
4.250% 6/08/30 10,424,267
243 Ryan Specialty Group, LLC, Term
Loan
8.424% SOFR30A 3.000% 9/01/27 242,702
500 USI Inc/NY, Term Loan , (WI/DD) TBD TBD TBD TBD 498,188
5,940 USI, Inc., Term Loan 9.140% SOFR90A 3.750% 11/16/29 5,931,951
335 USI, Inc., Term Loan 8.640% SOFR90A 3.250% 9/14/30 334,635
Total Insurance 58,118,870
Materials - 5.6% (3.4% of Total Investments)
795 Arsenal AIC Parent LLC, Term
Loan
9.879% SOFR90A 4.500% 7/27/30 794,292
2,899 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.890% SOFR90A 2.500% 12/20/29 2,906,045
190 Berry Global, Inc., Term Loan AA 7.200% TSFR1M 1.750% 7/01/29 188,359
3,785 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.599% SOFR30A 4.175% 3/30/29 3,670,509
1,941 CPC Acquisition Corp, Term
Loan
9.402% SOFR90A 3.750% 12/29/27 1,536,515
4,290 Discovery Purchaser
Corporation, Term Loan
9.765% SOFR90A 4.375% 8/03/29 3,996,667
1,117 INEOS Quattro Holdings UK
Ltd, Term Loan
9.174% TSFR1M 3.750% 3/03/30 1,092,063

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Materials (continued)
$ 1,690 INEOS Styrolution US Holding
LLC, Term Loan B
8.189% TSFR1M 2.750% 1/29/26 $ 1,665,799
2,883 Ineos US Finance LLC, Term
Loan B
8.825% TSFR1M 3.500% 2/09/30 2,824,759
1,255 Klockner-Pentaplast of America,
Inc., Term Loan B
10.476% SOFR180A 4.725% 2/09/26 1,189,559
453 Kraton Corporation, Term Loan 8.921% SOFR90A 3.250% 3/15/29 431,578
1,407 Lonza Group AG, Term Loan B 9.415% SOFR90A 3.925% 7/03/28 1,193,589
3,369 Nouryon Finance B.V., Term
Loan B
9.434% TSFR1M 4.000% 4/03/28 3,300,105
497 PQ Corporation, Term Loan B 7.983% TSFR3M 2.500% 6/09/28 494,576
2,082 Reynolds Group Holdings Inc. ,
Term Loan B
8.689% TSFR1M 3.250% 9/24/28 2,075,753
2,225 Reynolds Group Holdings Inc. ,
Term Loan B2
8.689% TSFR1M 3.250% 2/05/26 2,223,409
484 Starfruit Finco B.V, Term Loan 9.419% TSFR1M 4.000% 3/03/28 473,507
4,912 TricorBraun Holdings, Inc., Term
Loan
8.689% TSFR1M 3.250% 3/03/28 4,769,653
1,125 Tronox Finance LLC, Term Loan
B
8.824% TSFR1M 3.500% 8/16/28 1,110,240
7,376 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.189% TSFR1M 3.750% 7/02/25 7,245,527
Total Materials 43,182,504
Media & Entertainment - 10.3% (6.4% of Total Investments)
3,619 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.800% SOFR30A 3.500% 12/21/28 3,615,948
288 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
11.300% SOFR30A 6.000% 12/20/29 290,341
756 Adevinta ASA 8.322% CME Term
SOFR 3 Month
3.000% 6/25/28 757,123
966 Altice Financing SA, Term Loan 10.394% TSFR3M 5.000% 10/31/27 905,416
4,888 AMC Entertainment Holdings,
Inc. , Term Loan B
8.447% SOFR30A 3.000% 4/22/26 4,008,557
1,955 Cable One, Inc., Term Loan B4 7.439% TSFR1M 2.000% 5/03/28 1,945,020
6,294 Cengage Learning, Inc., Term
Loan B
10.405% TSFR3M 4.750% 7/14/26 6,236,100
328 Checkout Holding Corp., Term
Loan
14.865% SOFR90A 7.500% 5/24/30 186,186
1,990 Cinemark USA, Inc., Term Loan
B
9.091% TSFR1M +
SOFR90A
3.750% 5/18/30 1,990,497
12,417 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.933% TSFR3M 3.500% 8/21/26 11,956,110
3,969 Crown Finance US, Inc., Term
Loan
14.381% SOFR90A 8.500% 7/31/28 4,058,852
1,539 CSC Holdings, LLC, Term Loan 7.699% 1-Month LIBOR 2.250% 1/15/26 1,484,217
241 CSC Holdings, LLC, Term Loan
B1
7.699% 1-Month LIBOR 2.250% 7/17/25 234,543
1,144 CSC Holdings, LLC, Term Loan
B5
7.949% 1-Month LIBOR 2.500% 4/15/27 1,035,381
4,604 CSC Holdings, LLC, Term Loan
B6
9.835% TSFR1M 4.500% 1/18/28 4,309,269
2,553 (e) Diamond Sports Group, LLC,
Term Loan, Second Lien
8.314% SOFR90A 3.250% 8/24/26 37,892
7,037 DirecTV Financing, LLC, Term
Loan
10.325% TSFR1M 5.000% 8/02/27 6,859,911
2,880 Fleet U.S. Bidco Inc., Term Loan
B
8.439% 1-Month LIBOR 3.000% 10/07/26 2,883,600
398 Getty Images, Inc., Term Loan B 9.990% SOFR90A 4.500% 2/19/26 399,751
4,280 Gray Television, Inc., Term Loan
E
7.929% TSFR1M 2.500% 1/02/26 4,274,966

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media & Entertainment (continued)
$ 4,318 iHeartCommunications, Inc.,
Term Loan
8.439% TSFR1M 3.000% 5/01/26 $ 3,698,728
961 Lions Gate Capital Holdings
LLC, Term Loan B
7.674% TSFR1M 2.250% 3/24/25 960,917
4,936 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.087% 6-Month LIBOR
+ TSFR1M
4.750% 7/30/28 4,688,752
406 Mission Broadcasting, Inc., Term
Loan B
7.939% TSFR1M 2.500% 6/03/28 402,874
1,019 Nexstar Broadcasting, Inc., Term
Loan B4
7.939% TSFR1M 2.500% 9/18/26 1,019,710
9,663 Rackspace Technology Global,
Inc., Term Loan B
8.206% SOFR30A 2.750% 2/09/28 4,328,418
2,154 Radiate Holdco, LLC, Term Loan
B
8.689% TSFR1M 3.250% 9/25/26 1,788,649
1,400 Red Ventures, LLC, Term Loan B 8.324% TSFR1M 3.000% 2/23/30 1,389,360
3,809 Springer Nature Deutschland
GmbH, Term Loan B18
8.652% SOFR90A 3.000% 8/14/26 3,810,222
750 Virgin Media Bristol LLC, Term
Loan Y
8.790% SOFR180A 3.250% 3/06/31 735,116
Total Media & Entertainment 80,292,426
Pharmaceuticals, Biotechnology & Life Sciences - 2.6% (1.6% of Total Investments)
244 Catalent Pharma Solutions Inc.,
Term Loan B3
7.453% TSFR1M 2.000% 2/22/28 238,951
6,701 Curia Global, Inc., Term Loan 9.204% TSFR3M +
TSFR1M
3.750% 8/30/26 5,402,518
162 ICON Luxembourg S.A.R.L.,
Term Loan
7.902% SOFR90A 2.250% 7/01/28 162,575
9,838 Jazz Financing Lux S.a.r.l., Term
Loan
8.939% TSFR1M 3.500% 5/05/28 9,845,950
2,543 Organon & Co, Term Loan 8.450% TSFR1M 3.000% 6/02/28 2,540,593
1,620 Perrigo Investments, LLC, Term
Loan B
7.674% SOFR30A 2.250% 4/05/29 1,615,626
Total Pharmaceuticals, Biotechnology & Life Sciences 19,806,213
Real Estate Management & Development - 0.6% (0.4% of Total Investments)
1,822 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.674% TSFR1M 3.250% 1/31/30 1,744,769
2,500 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.324% TSFR1M 4.000% 1/31/30 2,406,250
179 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.189% TSFR1M 2.750% 8/21/25 178,431
684 Forest City Enterprises, L.P.,
Term Loan B
8.939% TSFR1M 3.500% 12/07/25 618,487
Total Real Estate Management & Development 4,947,937
Semiconductors & Semiconductor Equipment - 0.1% (0.1% of Total Investments)
2,139 Bright Bidco B.V., Term Loan
, (cash 6.378%, PIK 8.000%),
(DD1)
6.378% TSFR3M 1.000% 10/31/27 844,150
Total Semiconductors & Semiconductor Equipment 844,150
Software & Services - 19.5% (12.1% of Total Investments)
1,580 Ahead DB Holdings, LLC, Term
Loan B
9.240% SOFR90A 3.750% 10/16/27 1,570,967
1,048 Apttus Corporation, Term Loan 9.439% TSFR1M 4.000% 5/06/28 1,040,778
1,629 Asurion LLC, Term Loan B4,
Second Lien
10.689% TSFR1M 5.250% 1/20/29 1,398,179
9,747 Avaya, Inc., Term Loan 13.825% TSFR1M 8.500% 8/01/28 8,593,442

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software & Services (continued)
$ 9,178 Banff Merger Sub Inc, Term
Loan
9.189% TSFR1M 3.750% 10/02/25 $ 9,180,417
997 CCC Intelligent Solutions Inc.,
Term Loan B
7.575% TSFR1M 2.250% 9/21/28 995,742
2,840 Ceridian HCM Holding Inc.,
Term Loan B
7.939% TSFR1M 2.500% 4/30/25 2,842,927
2,825 DTI Holdco, Inc., Term Loan 10.133% SOFR90A 4.750% 4/21/29 2,720,079
6,427 Emerald TopCo Inc, Term Loan 9.184% SOFR30A 3.500% 7/25/26 6,110,724
10,493 Epicor Software Corporation,
Term Loan
8.689% TSFR1M 3.250% 7/31/27 10,450,576
5,264 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.325% TSFR1M 4.000% 12/01/27 5,265,477
6,895 Informatica LLC, Term Loan B 8.189% TSFR1M 2.750% 10/14/28 6,889,622
359 Ivanti Software, Inc., Term Loan
B , (DD1)
9.907% SOFR90A 4.250% 12/01/27 320,023
3,586 McAfee, LLC, Term Loan B 9.165% SOFR30A 3.750% 2/03/29 3,439,188
3,722 NortonLifeLock Inc., Term Loan
B
7.424% SOFR30A 2.000% 1/28/29 3,695,375
10,202 Open Text Corporation, Term
Loan B
8.174% TSFR1M 2.750% 1/31/30 10,205,155
2,457 Peraton Corp., Term Loan B 9.174% TSFR1M 3.750% 2/01/28 2,415,588
731 Project Ruby Ultimate Parent
Corp., Term Loan
8.689% TSFR1M 3.250% 3/10/28 718,128
1,683 Proofpoint, Inc., Term Loan, First
Lien
8.689% TSFR1M 3.250% 8/31/28 1,657,553
3,625 Quartz Acquireco LLC 8.824% CME Term
SOFR 1 Month
3.500% 4/14/30 3,625,000
255 RealPage, Inc, Term Loan, First
Lien
8.439% TSFR1M 3.000% 4/22/28 249,658
9,837 Sophia, L.P., Term Loan B 8.924% TSFR1M 3.500% 10/07/27 9,726,152
3,246 SS&C European Holdings Sarl,
Term Loan B4
7.189% TSFR1M 1.750% 4/16/25 3,247,447
3,434 SS&C Technologies Inc., Term
Loan B3
7.189% TSFR1M 1.750% 4/16/25 3,436,128
8,044 Syniverse Holdings, Inc., Term
Loan
12.390% SOFR90A 7.000% 5/10/29 7,166,137
10,747 Tempo Acquisition LLC, Term
Loan B
8.074% TSFR1M 2.750% 8/31/28 10,749,914
8,299 Ultimate Software Group Inc
(The), Term Loan
8.764% SOFR90A 3.250% 5/03/26 8,266,188
14,400 Ultimate Software Group Inc
(The), Term Loan B
9.233% TSFR3M 3.750% 5/03/26 14,388,912
2,006 Vision Solutions, Inc., Term Loan 9.416% SOFR90A 4.000% 5/28/28 1,915,974
1,822 West Corporation, Term Loan
B3
9.569% TSFR3M 4.000% 4/10/27 1,710,922
1,493 World Wide Technology
Holding Co. LLC, Term Loan
8.686% TSFR1M 3.250% 2/23/30 1,494,366
6,362 Zelis Healthcare Corporation,
Term Loan
8.939% TSFR1M 3.500% 9/30/26 6,368,711
Total Software & Services 151,855,449
Technology Hardware & Equipment - 2.0% (1.2% of Total Investments)
2,766 CommScope, Inc., Term Loan B 8.689% TSFR1M 3.250% 4/04/26 2,380,171
3,751 Delta TopCo, Inc., Term Loan B 9.069% SOFR180A 3.750% 12/01/27 3,698,005
2,171 II-VI Incorporated, Term Loan B 8.189% SOFR30A 2.750% 7/01/29 2,170,090
2,371 Ingram Micro Inc., Term Loan 8.653% SOFR90A 3.000% 7/02/28 2,367,484
440 MLN US HoldCo LLC, Term Loan 12.195% TSFR3M 6.700% 10/18/27 124,672
975 MLN US HoldCo LLC, Term
Loan, First Lien
10.011% TSFR3M 4.500% 11/30/25 134,047
1,500 NCR Corp ATM 10.176% CME Term
SOFR 1 Month
4.750% 3/22/29 1,440,315

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Technology Hardware & Equipment (continued)
$ 1,622 Riverbed Technology Inc 9.890% CME Term
SOFR 1 Month
4.500% 7/01/28 $ 1,057,976
900 Viasat Inc, Term Loan , (WI/DD) TBD TBD TBD TBD 835,596
1,234 ViaSat, Inc., Term Loan 9.825% TSFR1M 4.500% 3/04/29 1,145,852
Total Technology Hardware & Equipment 15,354,208
Telecommunication Services - 5.4% (3.3% of Total Investments)
1,284 Altice France S.A., Term Loan
B12
9.343% 3-Month LIBOR 3.688% 1/31/26 1,203,201
11,447 Altice France S.A., Term Loan
B13
9.626% 3-Month LIBOR 4.000% 8/14/26 10,715,132
769 CenturyLink, Inc., Term Loan B 7.689% TSFR1M 2.250% 3/15/27 582,540
1,177 Cincinnati Bell, Inc., Term Loan
B2
8.674% SOFR30A 3.250% 11/23/28 1,154,266
560 Cyxtera DC Holdings, Inc., Term
Loan
13.950% TSFR1M 8.500% 12/07/23 562,670
1,672 (e) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/24 976,798
1,992 Dawn Acquisition LLC, Term
Loan
9.402% SOFR90A 3.750% 12/31/25 1,697,470
3,489 Eagle Broadband Investments
LLC, Term Loan
8.652% SOFR90A 3.000% 11/12/27 3,414,517
5,533 Frontier Communications Corp.,
Term Loan B
9.189% TSFR1M 3.750% 10/08/27 5,348,717
1,259 GOGO Intermediate Holdings
LLC, Term Loan B
9.189% TSFR1M 3.750% 4/30/28 1,259,750
1,740 Level 3 Financing Inc., Term
Loan B
7.189% TSFR1M 1.750% 3/01/27 1,629,553
972 Numericable Group SA, Term
Loan B11
8.395% 3-Month LIBOR 2.750% 7/31/25 941,505
8,798 Virgin Media Bristol LLC, Term
Loan N
7.949% TSFR1M 2.500% 1/31/28 8,561,598
3,651 Ziggo Financing Partnership,
Term Loan I
7.949% TSFR1M 2.500% 4/30/28 3,578,296
Total Telecommunication Services 41,626,013
Transportation - 7.9% (4.9% of Total Investments)
3,506 AAdvantage Loyalty IP Ltd.,
Term Loan
10.427% SOFR90A 4.750% 4/20/28 3,560,764
2,696 Air Canada, Term Loan B 9.128% SOFR90A 3.500% 8/11/28 2,696,550
7,044 American Airlines, Inc., Term
Loan B
8.543% TSFR3M 2.750% 2/06/28 6,967,565
3,168 American Airlines, Inc., Term
Loan, First Lien
7.317% SOFR90A 1.750% 1/29/27 3,104,776
2,183 Brown Group Holding, LLC,
Term Loan B
8.074% TSFR1M 2.750% 4/22/28 2,147,153
1,782 Brown Group Holding, LLC,
Term Loan B2
9.153% SOFR90A 3.750% 6/09/29 1,781,171
4,814 Hertz Corporation, (The), Term
Loan B
8.691% TSFR1M 3.250% 6/30/28 4,782,617
928 Hertz Corporation, (The), Term
Loan C
8.691% TSFR1M 3.250% 6/30/28 921,678
10,286 Kestrel Bidco Inc., Term Loan B 8.424% SOFR30A 3.000% 12/11/26 9,955,872
2,985 KKR Apple Bidco, LLC, Term
Loan
8.189% TSFR1M 2.750% 9/23/28 2,932,158
9,493 Mileage Plus Holdings LLC,
Term Loan B
10.798% SOFR90A 5.250% 6/20/27 9,798,511
800 SkyMiles IP Ltd., Term Loan B 9.166% SOFR90A 3.750% 10/20/27 820,628
8,734 Uber Technologies, Inc., Term
Loan B
8.159% SOFR90A 2.750% 3/03/30 8,737,668

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Transportation (continued)
$ 3,104 United Airlines, Inc., Term Loan
B
9.189% SOFR30A 3.750% 4/21/28 $ 3,102,142
Total Transportation 61,309,253
Utilities - 2.2% (1.3% of Total Investments)
2,212 Generation Bridge Northeast
LLC, Term Loan B
9.574% TSFR1M 4.250% 8/07/29 2,214,230
7,313 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 7,329,529
5,940 Talen Energy Supply, LLC, Term
Loan B
9.877% SOFR90A 4.500% 5/27/30 5,954,332
1,303 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.189% TSFR1M 1.750% 12/31/25 1,303,853
Total Utilities 16,801,944
Total Variable Rate Senior Loan Interests
(cost $1,010,302,787) 980,799,495
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 30 .1% ( 18 .6 % of Total Investments) X 233,716,857
Automobiles & Components - 0.7% (0.5% of Total Investments)
$ 2,699 (f) Clarios Global LP / Clarios US Finance Co, 144A 6.250% 5/15/26 $ 2,638,507
3,000 (f) Ford Motor Credit Co LLC 7.200% 6/10/30 2,997,960
Total Automobiles & Components 5,636,467
Capital Goods - 1.3% (0.8% of Total Investments)
2,000 Chart Industries Inc, 144A 7.500% 1/01/30 1,963,971
2,000 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 1,902,500
2,000 (f) TK Elevator Holdco GmbH, 144A 7.625% 7/15/28 1,803,801
2,963 (f) TransDigm Inc 4.625% 1/15/29 2,554,817
2,000 (f) Windsor Holdings III LLC, 144A 8.500% 6/15/30 1,946,933
Total Capital Goods 10,172,022
Commercial & Professional Services - 1.9% (1.2% of Total Investments)
1,200 (f) GFL Environmental Inc, 144A 5.125% 12/15/26 1,138,667
2,925 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 2,887,999
2,650 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 2,457,352
2,316 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 2,246,770
2,500 (f) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 2,198,029
1,500 (f) SABRE GLBL INC, 144A 8.625% 6/01/27 1,244,030
1,000 (f) SABRE GLBL INC, 144A 11.250% 12/15/27 890,485
2,000 (f) Verscend Escrow Corp, 144A 9.750% 8/15/26 1,985,272
Total Commercial & Professional Services 15,048,604
Consumer Discretionary Distribution & Retail - 2.1% (1.3% of Total Investments)
3,900 (f) Academy Ltd, 144A 6.000% 11/15/27 3,671,382
9,515 (f) Hertz Corp/The, 144A 4.625% 12/01/26 7,969,993
3,945 (f) Michaels Cos Inc/The, 144A 7.875% 5/01/29 2,199,337
1,188 (f) PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 1,051,236
675 (f) PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 621,434
545 (f) Staples Inc, 144A 7.500% 4/15/26 444,553
Total Consumer Discretionary Distribution & Retail 15,957,935

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 1.4% (0.9% of Total Investments)
$ 6,617 (f) 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 $ 5,419,471
1,193 (f) 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 1,019,984
1,623 (f) Caesars Entertainment Inc, 144A 6.250% 7/01/25 1,596,849
1,895 (f) Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 2,020,476
1,201 (f) Life Time Inc, 144A 5.750% 1/15/26 1,163,034
Total Consumer Services 11,219,814
Consumer Staples Distribution & Retail - 0.5% (0.3% of Total Investments)
4,000 (f) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 3,748,845
Total Consumer Staples Distribution & Retail 3,748,845
Energy - 3.1% (1.9% of Total Investments)
545 BORR IHC LTD / BORR FIN, 144A , (WI/DD) 10.000% 11/15/28 542,401
2,000 (f) Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 1,867,691
2,000 (f) Citgo Petroleum Corp, 144A 7.000% 6/15/25 1,965,250
5,000 DT Midstream Inc, 144A 4.375% 6/15/31 4,152,299
3,201 (f) Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 2,992,752
1,000 (f) Matador Resources Co 5.875% 9/15/26 963,594
1,201 (f) MEG Energy Corp, 144A 5.875% 2/01/29 1,122,315
4,503 (f) NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 4,395,743
750 (f) NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 711,998
500 (f) NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 488,064
2,000 Southwestern Energy Co 4.750% 2/01/32 1,719,975
1,500 Transocean Inc, 144A 11.500% 1/30/27 1,560,945
1,500 (f) Weatherford International Ltd, 144A 8.625% 4/30/30 1,515,719
Total Energy 23,998,746
Equity Real Estate Investment Trusts (REITs) - 0.6% (0.3% of Total Investments)
5,250 (f) American Tower Corp 2.950% 1/15/51 2,794,461
2,000 Crown Castle Inc 2.250% 1/15/31 1,507,253
Total Equity Real Estate Investment Trusts (REITs) 4,301,714
Financial Services - 0.1% (0.1% of Total Investments)
1,000 (f) LPL Holdings Inc, 144A 4.625% 11/15/27 914,448
Total Financial Services 914,448
Health Care Equipment & Services - 1.5% (0.9% of Total Investments)
492 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 447,808
1,975 (f) Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 1,667,622
3,210 (f) Select Medical Corp, 144A 6.250% 8/15/26 3,122,109
5,500 (f) Tenet Healthcare Corp 6.125% 10/01/28 5,101,250
1,201 (f) Tenet Healthcare Corp 4.875% 1/01/26 1,151,043
Total Health Care Equipment & Services 11,489,832
Insurance - 0.7% (0.4% of Total Investments)
2,175 (f) Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 2,066,784
625 (f) Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 549,475
3,000 (f) HUB International Ltd, 144A 7.250% 6/15/30 2,926,380
Total Insurance 5,542,639

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials - 3.0% (1.9% of Total Investments)
$ 3,500 (f) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 $ 2,625,243
6,425 Ball Corporation 6.000% 6/15/29 6,160,488
2,120 (f) First Quantum Minerals Ltd, 144A 6.875% 10/15/27 1,805,658
2,000 (f) First Quantum Minerals Ltd, 144A 8.625% 6/01/31 1,688,203
2,000 (f) Herens Holdco Sarl, 144A 4.750% 5/15/28 1,549,146
2,000 (f) LABL Inc, 144A 9.500% 11/01/28 1,932,926
3,000 Novelis Corp, 144A 4.750% 1/30/30 2,545,423
5,190 (f) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 4,414,758
619 (f) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 536,982
Total Materials 23,258,827
Media & Entertainment - 5.2% (3.2% of Total Investments)
3,000 (f) Altice Financing SA, 144A 5.750% 8/15/29 2,319,923
8,425 (f) CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 7,961,801
7,000 (f) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 4,133,914
3,000 (f) Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 2,666,387
8,521 (f) CSC Holdings LLC, 144A 3.375% 2/15/31 5,449,813
5,750 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 57,500
4,040 (e) Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 41,612
5,000 (f) Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 4,381,175
18 iHeartCommunications Inc 6.375% 5/01/26 14,498
3,000 (f) LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 2,336,477
2,799 (f) McGraw-Hill Education Inc, 144A 5.750% 8/01/28 2,358,997
4,391 (f) Rackspace Technology Global Inc, 144A 3.500% 2/15/28 1,924,737
1,500 (f) Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 1,146,959
6,006 (f) VZ Secured Financing BV, 144A 5.000% 1/15/32 4,556,902
1,305 (f) Ziggo Bond Co BV, 144A 6.000% 1/15/27 1,195,602
Total Media & Entertainment 40,546,297
Pharmaceuticals, Biotechnology & Life Sciences - 0.3% (0.2% of Total Investments)
2,000 Amgen Inc 3.150% 2/21/40 1,339,441
1,500 (f) Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 1,171,376
Total Pharmaceuticals, Biotechnology & Life Sciences 2,510,817
Software & Services - 0.4% (0.3% of Total Investments)
1,185 Open Text Holdings Inc, 144A 4.125% 12/01/31 930,841
3,344 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 977,854
1,500 (f) SS&C Technologies Inc, 144A 5.500% 9/30/27 1,407,408
Total Software & Services 3,316,103
Technology Hardware & Equipment - 0.2% (0.1% of Total Investments)
1,975 (f) Commscope Inc, 144A 4.750% 9/01/29 1,347,937
Total Technology Hardware & Equipment 1,347,937
Telecommunication Services - 4.1% (2.5% of Total Investments)
6,313 (f) Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 5,755,361
2,000 (f) Frontier Communications Holdings LLC 5.875% 11/01/29 1,503,236
1,978 (f) Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 1,488,922
1,500 (f) Iliad Holding SASU, 144A 7.000% 10/15/28 1,357,429
6,290 Level 3 Financing Inc, 144A 10.500% 5/15/30 6,294,928
4,000 T-Mobile USA Inc 3.500% 4/15/31 3,320,611
5,180 (f) Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 4,074,727

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Telecommunication Services (continued)
$ 10,000 Ziggo BV, 144A 4.875% 1/15/30 $ 7,983,985
Total Telecommunication Services 31,779,199
Transportation - 1.5% (0.9% of Total Investments)
3,405 (f) American Airlines Inc, 144A 11.750% 7/15/25 3,607,594
1,975 (f) Delta Air Lines Inc 3.750% 10/28/29 1,679,372
3,750 (f) Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd, 144A
6.500% 6/20/27 3,704,541
1,623 (f) United Airlines Inc, 144A 4.625% 4/15/29 1,370,954
1,201 (f) United Airlines Inc, 144A 4.375% 4/15/26 1,114,065
Total Transportation 11,476,526
Utilities - 1.5% (0.9% of Total Investments)
1,940 (f) Pacific Gas and Electric Co 4.550% 7/01/30 1,679,080
2,000 Pacific Gas and Electric Co 4.500% 7/01/40 1,419,540
6,318 (f) PG&E Corp 5.000% 7/01/28 5,723,762
3,000 PG&E Corp 5.250% 7/01/30 2,627,703
Total Utilities 11,450,085
Total Corporate Bonds
(cost $253,231,524) 233,716,857
Shares Description (a) Value
X –
COMMON STOCKS - 2 .5% ( 1 .5 % of Total Investments) X 18,975,996
Commercial & Professional Services - 0.0% (0.0% of Total Investments)
8,223 (g) Skillsoft Corp $ 154,593
Total Commercial & Professional Services 154,593
Consumer Discretionary Distribution & Retail - 0.0% (0.0% of Total Investments)
196 (g) Belk Inc 1,568
Total Consumer Discretionary Distribution & Retail 1,568
Consumer Services - 0.1% (0.0% of Total Investments)
41,905 (g) Cengage Learning Holdings II Inc 392,859
1,225 (g) Crown Finance US Inc 25,174
Total Consumer Services 418,033
Energy - 0.7% (0.4% of Total Investments)
5,773 California Resources Corp 303,602
31,033 (g) Quarternorth Energy Holding Inc 4,148,088
31,358 (g) Vantage Drilling International 780,030
Total Energy 5,231,720
Health Care Equipment & Services - 0.0% (0.0% of Total Investments)
211,860 (g),(h) Millennium Health LLC 28,177
198,883 (g),(h) Millennium Health LLC 6,563
242,758 (g) Onex Carestream Finance LP 24,276
Total Health Care Equipment & Services 59,016
Materials - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 8,032
Total Materials 8,032

Shares Description (a) Value
Media & Entertainment - 0.5% (0.3% of Total Investments)
10,159 (g) Catalina Marketing Corp $ 15,238
183,143 Cineworld Group PLC 3,763,589
8 (g) Cumulus Media Inc, Class A 36
Total Media & Entertainment 3,778,863
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
39,129 (g) Bright Bidco BV 18,234
28,645 (g) Bright Bidco BV 13,349
Total Semiconductors & Semiconductor Equipment 31,583
Software & Services - 0.3% (0.2% of Total Investments)
326,337 (g) Avaya Inc 2,365,943
Total Software & Services 2,365,943
Technology Hardware & Equipment - 0.1% (0.1% of Total Investments)
68,536 (g) Avaya Inc 496,886
Total Technology Hardware & Equipment 496,886
Utilities - 0.8% (0.5% of Total Investments)
80,962 (g),(i) Energy Harbor Corp 6,429,759
Total Utilities 6,429,759
Total Common Stocks
(cost $36,436,580) 18,975,996
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 1 .9% ( 1 .2 % of Total
Investments) X 15,049,768
$ 1,000 (j) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 0.065%
spread), 144A
11.905% 7/15/36 $ 927,563
2,000 (j) Elmwood CLO 16 Ltd, (TSFR3M reference rate + 0.036%
spread), 144A
8.926% 4/20/34 1,993,866
5,750 (j) Magnetite XXXV Ltd, (TSFR3M reference rate + 0.073%
spread), 144A
0.000% 10/25/36 5,777,744
5,500 Neuberger Berman Loan Advisers NBLA CLO 53 Ltd, 144A,
(WI/DD)
0.000% 10/24/32 5,526,521
825 (j) OHA Credit Funding 11 Ltd, (TSFR3M reference rate +
0.073% spread), 144A
12.647% 7/19/33 824,074
Total Asset-Backed and Mortgage-Backed Securities
(cost $15,035,632) 15,049,768
Shares Description (a) Value
X –
WARRANTS - 0 .5% ( 0 .3 % of Total Investments) X 3,775,312
Energy - 0.5% (0.3% of Total Investments)
629 California Resources Corp $ 11,221
17,602 Quarternorth Energy Holding Inc 2,352,807
37,801 Quarternorth Energy Holding Inc 756,020
72,802 Quarternorth Energy Holding Inc 655,218
Total Energy 3,775,266
Media & Entertainment - 0.0% (0.0% of Total Investments)
4,644 (h) Tenerity Inc 46
Total Media & Entertainment 46
Total Warrants
(cost $1,831,028) 3,775,312
Total Long-Term Investments
(cost $1,316,837,551) 1,252,317,428

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 0.7% (0.4% of Total Investments)
X –
INVESTMENT COMPANIES - 0 .7% ( 0 .4 % of Total Investments) X 5,295,494
5,295,494 BlackRock Liquidity Funds T-Fund 5.222%(k) $ 5,295,494
Total Investment Companies
(cost $5,295,494) 5,295,494
Total Short-Term Investments
(cost $5,295,494) 5,295,494
Total Investments (cost $ 1,322,133,045 ) - 161 .9% 1,257,612,922
Borrowings - (27.2)% (l),(m) (211,600,000)
Reverse Repurchase Agreements, including accrued interest
- (18.4)%(n) (142,831,982)
TFP Shares, Net - (17.9)%(o) (139,380,090)
Other Assets & Liabilities, Net -  1.6% 13,147,995
Net Assets Applicable to Common Shares - 100% $ 776,948,845
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 980,799,495 $ – $ 980,799,495
Corporate Bonds – 233,716,857 – 233,716,857
Common Stocks 466,263 18,474,993 34,740 18,975,996
Asset-Backed and Mortgage-Backed
Securities – 15,049,768 – 15,049,768
Warrants 11,221 3,764,045 46 3,775,312
Short-Term Investments:
Investment Companies 5,295,494 – – 5,295,494
Total
$ 5,772,978 $ 1,251,805,158 $ 34,786 $ 1,257,612,922
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $174,608,863 have been pledged as collateral for reverse repurchase agreements.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(l) Borrowings as a percentage of Total Investments is 16.8%.
(m) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.4%.
(o) TFP Shares, Net as a percentage of Total Investments is 11.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.